Share-Based Compensation (Summary Of Non-Vested Stock And Non-Vested Stock Units) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Nonvested at January 1, 2011, Number of Units	124,740
Granted, Number of Units	70,626
Vested, Number of Units	(7,272)
Forfeited, Number of Units	(7,164)
Nonvested at December 31, 2011, Number of Units	180,930
Nonvested at January 1, 2011, Weighted Average Grant Date Fair Value Per Unit	$ 35.19
Granted, Weighted Average Grant Date Fair Value Per Unit	$ 52.02
Vested, Weighted Average Grant Date Fair Value Per Unit	$ 56.85
Forfeited, Weighted Average Grant Date Fair Value Per Unit	$ 46.11
Nonvested at December 31, 2011, Weighted Average Grant Date Fair Value Per Unit	$ 40.40